Finance Income—net	12 Months Ended
Dec. 31, 2023
Profit (loss) [abstract]
Finance Income—net	Finance Income—net

	Year Ended December 31,
(In thousands)	2021	2022	2023
Finance income
Interest from bank, term, and other deposits	$97	$192	$684
Interest income from investments at fair value through other comprehensive income	—	1,352	2,030
	97	1,544	2,714
Finance cost
Interest for lease liabilities	(7)	(21)	(23)
	(7)	(21)	(23)
Finance income—net	$90	$1,523	$2,691